Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
Financial assets and liabilities carried at fair value at December 31, 2024 are classified in the categories described in the table below:

	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents
Money market funds	$35,620	$—	$—	$35,620
Time deposits	105,486	—	—	105,486
Other assets
Foreign currency forwards	—	71	—	71
Total assets at fair value	$141,106	$71	$—	$141,177
Liabilities
Other liabilities
Purchase price payable	—	—	(1,385)	(1,385)
Foreign currency forwards	—	(893)	—	(893)
Total liabilities at fair value	$—	$(893)	$(1,385)	$(2,278)
Financial assets and liabilities carried at fair value at December 31, 2023 are classified in the categories described in the table below:

	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents
Money market funds	$37,276	$—	$—	$37,276
Time deposits	57,466	—	—	57,466
Other assets
Foreign currency forwards	—	1,380	—	1,380
Total assets at fair value	$94,742	$1,380	$—	$96,122
Liabilities
Other liabilities
Accrued earnout liability	$—	$—	$(2,409)	$(2,409)
Purchase price payable	—	—	(1,885)	(1,885)
Foreign currency forwards	—	(231)	—	(231)
Total liabilities at fair value	$—	$(231)	$(4,294)	$(4,525)